Note 6 - Advances To Registered Representatives (Details) - Advances to Registered Representatives (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Advances to Registered Representatives [Member]	Sep. 30, 2011 Advances to Registered Representatives [Member]	Sep. 30, 2010 Current and Long-Term Portion [Member] Beginning of Period [Member]	Sep. 30, 2012 Current and Long-Term Portion [Member] End of Period [Member]	Sep. 30, 2011 Current and Long-Term Portion [Member] End of Period [Member]
Investments in and Advances to Affiliates [Line Items]
Balance	$ 147,000	$ 299,000			$ 1,441,000	$ 890,000	$ 952,000
Advances			203,000	78,000
Amortization or repayment of advances	$ (265,000)	$ (567,000)